Stock-Based Compensation (Summary Of Changes Of Restricted Stock And Restricted Stock Units) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding Shares, Beginning of Period	5.2	4.6	3.2
Granted, Shares	2.5	2.2	2.8
Vested, Shares	(1.2)	(1.1)	(0.9)
Forfeited, Shares	(0.4)	(0.5)	(0.5)
Outstanding Shares, End of Period	6.1	5.2	4.6
Share Based Compensation, Equity Instruments Other Than Options, Expected To Vest	5.8
Share Based Compensation, Equity Instruments Other Than Options, Expected To Vest, Weighted Avg Grant Date Fair Value	$ 13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 21.5	$ 17.0	$ 8.3
Weighted-Average Grant date Fair Value, Outstanding, Beginning of Period	$ 13	$ 15	$ 24
Granted, Weighted-Average Grant Date Fair Value	$ 17	$ 14	$ 8
Vested, Weighted-Average Grant Date Fair Value	$ 19	$ 24	$ 24
Forfeited, Weighted-Average Grant Date Fair Value	$ 14	$ 13	$ 22
Weighted-Average Grant date Fair Value, Outstanding, End of Period	$ 13	$ 13	$ 15